Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 4,615	$ 0
Accounts receivable, net of allowances for credit losses	120,353	44,399
Inventory, net	151,179	31,336
Prepaid expenses and other current assets	9,982	2,837
Total current assets	286,129	78,572
Property, plant and equipment, net	702,616	292,223
Operating lease right-of-use assets	19,480	4,424
Finance lease right-of-use assets	21,871	3,391
Intangible assets, net	302,522	11,254
Goodwill	249,692	2,224
Other assets	6,639	0
Total assets	1,588,949	392,088
Current liabilities
Accounts payable	31,321	6,351
Accrued expenses	33,829	7,391
Current portion of operating lease obligations	6,809	640
Current portion of finance lease obligations	7,837	1,737
Deferred revenue	8,002	1,515
Total current liabilities	87,798	17,634
Long-term liabilities
Long-term debt, net	635,916	235,265
Operating lease obligations, net of current portion	12,739	3,784
Finance lease obligations, net of current portion	13,389	1,654
Total long-term liabilities	662,044	240,703
Total liabilities	749,842	258,337
Commitments and contingencies (Note 13)
Members' equity
Class A Units, no par value, 10,000,000 issued and outstanding as of December 31, 2024 and 5,100,000 issued and outstanding as of December 31, 2023	0	0
Additional paid-in capital	892,099	36,479
Retained earnings (deficit)	(52,992)	97,272
Total members' equity	839,107	133,751
Total liabilities and members' equity	1,588,949	392,088
Class A Common Stock
Members' equity
Class A Units, no par value, 10,000,000 issued and outstanding as of December 31, 2024 and 5,100,000 issued and outstanding as of December 31, 2023	$ 0	$ 0